PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

	December 31,	December 31,
	2022	2021
Furniture and equipment	$58,682	$26,311
Auto and trucks	1,883	1,021
Buildings	91,233	65,820
Leasehold improvements	172,765	78,283
Land	14,165	17,892
Construction in progress	11,578	95,853
Total	350,306	285,180
Less: Accumulated depreciation and amortization	23,388	9,958
Total property, plant and equipment, net	$326,918	$275,222